CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 3,480	$ 3,028
Accounts receivable, net	8	8
Loans receivable, net of provision for loan losses of $3,558 and $2,172, respectively	2,446	22,096
Interest receivable	52	286
Other receivables, prepayments and deposits, net of provision for credit losses of $5 and $5, respectively	222	232
Total current assets	6,208	25,650
Deposits for acquisition of a subsidiary, net of provision for credit losses of $127 and $34, respectively	4,873	4,966
Plant and equipment, net	50,590	52,141
Operating lease right-of-use assets, net	39	199
Intangible assets, net	61	446
Long-term loans receivable, net of $nil provision for loan losses	8,190	1,621
Goodwill	385	5,107
Total assets	70,346	90,130
CURRENT LIABILITIES
Short-term bank loan		201
Other payables and accrued liabilities	1,609	946
Operating lease liability, current	39	160
Unsecured promissory note due to shareholder		5,192
Taxes payable	504	657
Warrant derivative liability		249
Convertible notes - current	38	42
Total current liabilities	2,190	7,447
LONG-TERM LIABILITIES
Long-term bank loan		6,040
Operating lease liability, non-current		39
Convertible notes - non-current	87	118
Non-current Deferred tax liabilities	5,545	5,859
Total liabilities	7,822	19,503
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2021 and 2020, respectively
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 101,597,998 and 101,158,228 issued and outstanding as of December 31, 2021 and 2020, respectively	406	405
Additional paid-in-capital	135,643	135,347
Retained earnings (deficit)	(73,533)	(65,120)
Accumulated other comprehensive income (loss)	8	(5)
Total TROOPS, Inc. shareholders' equity	62,524	70,627
Total liabilities and shareholders' equity	$ 70,346	$ 90,130